Pension and Postretirement Benefits - Schedule of Asset Allocation of Investment Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 5,016	$ 5,590
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	445	397
Debt Instruments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	2,518	2,882
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	1,365	1,517
Property [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	156	212
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 532	$ 582